Income Taxes - Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Other current assets	$ 82,614	$ 60,899
Other non-current assets	68,655	0
Deferred tax liabilities	421,898	188,957
Net deferred tax liabilities	$ 270,629	$ 128,058